ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Volato Group, Inc. (“we”, “us”, “the Company”, or “Volato”) is a holding company for several wholly owned subsidiaries, including Volato, Inc., Fly Vaunt, LLC, Gulf Coast Aviation, LLC (f/k/a Gulf Coast Aviation, Inc.), Volato Merger Subsidiary, Inc., and Parslee, LLC. The Company’s primary operating subsidiary was founded in 2021. That year, the Company entered the private jet charter and fractional ownership market with its Part 135 HondaJet ownership program, taking delivery of its first jet in August 2021 and completing its first Part 135 charter flight in October of 2021. In March 2022, the Company acquired Gulf Coast Aviation, Inc. (n/k/a Gulf Coast Aviation, LLC), owner of G C Aviation, Inc., a Texas entity and Part 135 air carrier certificate holder. In March 2022, the Company placed orders for four Gulfstream G280s for delivery in 2024 and 2025. In September 2022, the Company started internal development on its full suite Flight Management Software platform Mission Control, and in the fourth quarter of 2023 the Company commercially launched Vaunt, our proprietary consumer facing empty leg platform.

In September 2024, the Company entered into an agreement with flyExclusive, Inc., (“flyExclusive”) a leading provider of private jet charter services, to transition the management of its aircraft ownership fleet operations to flyExclusive. This move was intended to bring substantial cost savings and allow Volato to focus on its potential high-growth areas, including aircraft sales and proprietary software products. The Company has continued to take delivery of new aircraft and also generate revenue from its proprietary software, including the Vaunt platform, its empty leg consumer app. In the fourth quarter of 2024, we transferred our aircraft lease agreements to flyExclusive and have no further obligations under the aircraft lease agreements or control over flight operations. The Company has retained insider card liabilities of $0.3 million that is included in discontinued operations as of December 31, 2025.

On February 24, 2025, the Company effected a reverse stock split of its issued and outstanding Class A common stock (also referred to as “common stock” in this Annual Report), at a ratio of 1-for-25 (the “Reverse Stock Split”) with no change in par value. All share amounts have been retroactively adjusted to account for the split as if it occurred at inception.

On March 20, 2025, the Company sold its former subsidiary GC Aviation, Inc., which holds the FAA Part 135 certificate for $2.0 million, of which $1.8 million was a note receivable.

On July 28, 2025, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Volato Merger Subsidiary, Inc., a Nevada corporation and wholly-owned subsidiary of Volato (“Merger Sub”), and M2i Global, Inc., a Nevada corporation (“M2i”), pursuant to which Merger Sub will merge with and into M2i, with M2i surviving the merger as a wholly-owned subsidiary of Volato (together with all other transactions contemplated by the Merger Agreement, the “Merger”). The Merger is subject to approval by the Company’s stockholders and other customary closing conditions. Upon consummation of the Merger, it is currently expected that M2i’s stockholders will own approximately 85% of the combined company.

In July 2025, the Company began development of an Artificial Intelligence based software platform designed to enhance the reliability of leading large language models when analyzing contracts, SEC filings and reports, and other structured documents.

On October 1, 2025, the Company entered into a Fourth Amendment (the “Amendment”) to Aircraft Management Services Agreement (as amended the “Agreement”) with flyExclusive to bring the Agreement in line with Company’s anticipated shift in operations, new business directives, and to better accommodate the proposed Merger with M2i. The Amendment served to (i) modify the term of the Agreement; (ii) grant flyExclusive, subject to certain terms and conditions, the right to purchase certain aviation-related assets from the Company and assume certain obligations of the Company (the “flyExclusive Asset Option”); (iii) grant the Company, subject to certain terms and conditions, the right to sell certain aviation-related assets to flyExclusive and assign certain obligations of the Company to flyExclusive (the “Company Asset Option,” and collectively with the flyExclusive Asset Option, the “Asset Options”); (iv) obligate flyExclusive to pay the Company $100,000 upon execution of the Amendment as settlement of net payables owed by flyExclusive to the Company under the terms of the Agreement (the “Net Payables Obligation”); and (v) modify the material terms of flyExclusive’s right to cause the Company to merge with and into a wholly owned subsidiary of flyExclusive (the “flyExclusive Merger Option”), including that the flyExclusive Merger Option is to be only exercisable in the event that the Company and M2i terminate the Merger Agreement. flyExclusive paid the Net Payables Obligation by issuing the Company 20,576 shares of Class A common stock.

As consideration for the execution of the Amendment, flyExclusive agreed to pay $2,000,000 to the Company, in cash or shares of flyExclusive Class A common stock, in exchange for the right to receive either (i) the net proceeds that the Company receives from the sale of a certain G280 aircraft, or (ii) if, and only if, Gulfstream provides written consent, assignment of the G280 Agreement from the Company to flyExclusive subject to the execution of an asset purchase agreement relating solely to the transfer of the G280 Agreement. The G280 aircraft was later delivered to the Company pursuant to an existing agreement (the “G280 Agreement”) with Gulfstream Aerospace Corporation (“Gulfstream”). flyExclusive elected to pay all of the $2,000,000 in shares of its Class A common stock and issued an aggregate of 411,523 shares of its Class A common stock to the Company, which occurred in Q4 2025.

M2i Global Inc [Member]
ORGANIZATION AND DESCRIPTION OF BUSINESS

Note 1 — Description of Organization and Business Operations

The Company was incorporated in the State of Nevada on June 12, 2018. On June 7, 2023, the Company (“M2i Global, Inc.”) (formerly known as “Inky, Inc.”) filed with the Secretary of State of Nevada an Amendment to the Certificate of Incorporation to change its corporate name from “Inky, Inc.”, to “M2i Global, Inc.”, effective June 7, 2023.

The Company was formerly engaged in developing mobile software applications for smartphones and table devices. During May 2023, the Company became the sole shareholder of U.S. Minerals and Metals Corp., a Nevada corporation (“USMM”) through the issuance of preferred and common shares for cash (Note 9). Concurrently, the Company shifted its operations to specialization in the development and execution of a complete global value supply chain for critical minerals for the U.S. government and U.S. free trade partners. The Company’s vision is to develop and execute a complete global value supply chain for critical minerals for the United States government and certain trading partners of the United States. To implement this vision, the Company intends to operate four key business units as set forth below:

●	M2i Mining, Processing & Refining: a business engaged in developing and supplying the U.S sanctioned value chain of critical metals;
●	M2i Scrap & Recycling: a business engaged in establishing a source of critical metals from scrap and recycling of metals; and
●	M2i Government and Defense Industrial Base: a business engaged in aligning M2i’s business with U.S. policy in terms of industry requirements and national interests.to facilitate participation in U.S. government programs such as the creation and management of a Strategic Minerals Reserve as an enhancement of the U.S. government’s National Defense Stockpile.

On June 30, 2024, the Company and Komodo Capital (“Komodo”), a company specializing in the development and execution of a complete global value supply chain for critical minerals for the U.S. government and U.S. free trade partners, entered into a strategic partnership (the “Strategic Partnership”), in order for Komodo to use its relationships to provide the Company with access to various critical minerals, with an ultimate goal of suppling the U.S. government and U.S. free trade partners with these critical minerals. Komodo Capital also offers comprehensive advisory services. The Company issued 8,000,000 shares of common stock as part of this agreement.

On June 30, 2024, the Company and NTM Minerals Limited (“NTM”), a company specializing in the development and execution of a complete global value supply chain for critical minerals for the U.S. government and U.S. free trade partners, entered into an exclusive offtake agreement (the “Offtake Agreement”), in which NTM will provide for 88,000 tonnes of copper, currently valued at approximately $850 million. The Company is granted offtake rights for a maximum of 88,000 tonnes of copper that is sourced from the Redbank tenements in return for 12 million shares of the Company’s common stock. NTM shall receive additional payments for incremental resource increases or upgrades from the Redbank tenements. M2i retains the option to participate in production pre-funding opportunities.

On July 28, 2025, Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) among the Company, Volato Group, Inc., a Delaware corporation (“Volato”), and Volato Merger Subsidiary, Inc., a Nevada corporation and wholly-owned subsidiary of Volato (“Merger Sub”). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions therein, at the effective time of the merger, Merger Sub will be merged with and into the Company, with the Company surviving as a wholly owned subsidiary of Volato. The Merger Agreement contains customary representations, warranties and covenants of the parties, and is subject to approval by the Company’s stockholders, approval by the holders of Volato’s Class A common stock, $0.0001 par value per share (“Volato Common Stock”) receipt of certain regulatory approvals and other customary closing conditions. The Company’s board of directors unanimously approved the Merger Agreement and determined that the Merger is advisable and in the best interests of the Company and its stockholders.